Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Sep. 30, 2021	Jul. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Apr. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000001642
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 67,400	$ 53,085	$ 46,621	$ 46,175	$ 50,778	$ 46,875	$ 50,530	$ 43,761	$ 35,484	$ 44,353	$ 40,350	$ 58,131	$ 61,776		$ 51,711		$ 49,037	$ 46,808	$ 47,018	$ 32,930	$ 22,393	$ 14,993	$ 18,919	$ 16,083	$ 16,364	$ 15,230	$ 13,048	$ 15,676	$ 15,359		$ 13,772	$ 13,316		$ 13,174	$ 12,999	$ 11,341	$ 10,123	$ 10,125	$ 9,768	$ 9,464	$ 9,729	$ 9,467	$ 10,585	$ 10,256	$ 10,000
C000077805
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 6,919,515	5,446,216	4,779,868	4,731,378	5,199,698	4,797,074	5,167,789	4,472,660	3,624,241	4,527,094	4,115,659	5,925,828	6,293,118		5,264,340		4,989,065	4,759,296	4,777,383	3,343,951	2,272,440	1,520,375	1,917,253	1,628,393	1,655,878	1,540,358	1,318,764	1,583,543	1,550,344		1,389,210	1,342,246		1,327,131	1,308,778	1,141,166	1,017,548	1,017,278	980,841	949,802	975,713	948,722	1,060,086	1,026,288	1,000,000
C000174760
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 34,591,658	27,226,650	23,894,882	23,653,993	25,994,052	23,980,913	25,836,067	22,360,391	18,119,816	22,634,128	20,578,466	29,627,857	31,464,320		26,320,356		24,943,976	23,795,128	23,885,566	16,719,762	11,362,195	7,601,869	9,586,260	8,143,312	8,280,738	7,701,789	6,593,821	7,917,714	7,751,721		6,946,050	6,711,231		6,635,657	6,543,889	5,705,828	5,089,091	5,086,392	4,904,205	4,749,009	4,878,564	4,743,611	5,300,429	5,131,438	5,000,000
C000065146
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 52,323	45,729	40,941	41,052	40,398	36,840	38,924	36,264	31,709	33,227	32,532	40,648	44,224		39,928		38,108	37,224	37,215	28,142	19,595	13,935	16,748	14,517	14,583	14,444	12,880	14,517	14,117		12,535	12,414		12,102	11,729	10,662	9,824	9,893	9,796	9,669	9,758	9,185	10,654	10,338	10,000
C000077806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 5,370,643	4,690,897	4,196,833	4,205,519	4,136,025	3,769,005	3,979,661	3,706,026	3,236,936	3,390,042	3,317,836	4,142,654	4,504,244		4,064,151		3,875,778	3,784,164	3,779,923	2,856,066	1,987,574	1,412,893	1,696,950	1,469,740	1,476,190	1,460,065	1,302,046	1,466,515	1,425,282		1,264,698	1,251,116		1,218,615	1,180,781	1,072,797	988,288	994,290	983,949	970,652	978,778	920,476	1,067,502	1,034,795	1,000,000
C000174761
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 26,868,501	23,470,585	21,000,854	21,038,850	20,691,460	18,856,802	19,909,830	18,541,980	16,197,092	16,962,437	16,596,033	20,724,278	22,531,911		20,331,669		19,389,767	18,927,500	18,910,536	14,287,512	9,941,263	7,068,066	8,488,246	7,352,271	7,380,487	7,303,901	6,513,854	7,336,148	7,126,000		6,327,121	6,259,217		6,096,715	5,903,645	5,363,749	4,941,222	4,971,452	4,919,743	4,853,260	4,893,889	4,602,382	5,337,509	5,173,974	5,000,000
C000073358
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 17,230	18,319	16,959	16,764	16,549	15,368	16,527	15,983	15,419	13,430	15,187	18,137	21,260		21,278		21,508	19,834	19,392	16,365	14,954	11,661	14,857	13,631	13,778	13,433	11,512	13,616	13,974		14,297	14,021		13,070	12,050	11,280	10,239	10,920	10,146	9,961	10,123	9,679	10,753	10,284	10,000
C000077807
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,765,904	1,876,682	1,736,558	1,715,063	1,692,265	1,570,115	1,687,954	1,631,625	1,572,705	1,369,399	1,547,517	1,846,295	2,162,948		2,163,308		2,185,753	2,014,404	1,968,389	1,660,255	1,515,972	1,180,971	1,504,483	1,379,293	1,393,629	1,357,463	1,162,764	1,374,536	1,410,173		1,441,121	1,412,509		1,316,051	1,212,829	1,134,491	1,028,538	1,096,888	1,018,699	999,151	1,014,789	969,593	1,076,838	1,028,745	1,000,000
C000174762
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 8,826,633	9,377,256	8,676,610	8,572,386	8,458,392	7,847,620	8,436,839	8,151,942	7,860,570	6,844,005	7,734,619	9,228,552	10,808,675		10,810,468		10,922,695	10,065,954	9,835,875	8,295,211	7,579,846	5,907,866	7,522,401	6,896,451	6,968,134	6,787,300	5,813,811	6,872,670	7,050,866		7,205,605	7,062,544		6,580,256	6,064,147	5,672,457	5,142,690	5,484,441	5,093,493	4,995,756	5,073,946	4,847,967	5,384,190	5,143,726	5,000,000
C000082256
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 24,453	25,224	21,408	23,592	21,797	18,421	20,071	18,703	17,479	16,476	17,324	21,845	24,485		22,525		22,920	21,917	19,741	16,917	14,263	10,987	13,723	12,372	11,806	11,334	9,523	11,377	11,710		11,577	12,244		11,171	10,804	10,058	9,344	9,342	9,145	9,098	9,535	9,059	10,062	10,451	10,000
C000082257
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,509,135	2,586,111	2,193,649	2,415,823	2,231,094	1,884,001	2,051,986	1,910,384	1,784,308	1,680,584	1,766,414	2,225,199	2,493,477		2,292,011		2,330,736	2,227,197	2,005,090	1,716,887	1,447,019	1,113,652	1,389,721	1,252,345	1,194,210	1,145,876	962,116	1,148,856	1,181,441		1,167,459	1,234,077		1,125,057	1,086,993	1,011,649	939,052	938,239	917,961	912,501	955,787	907,451	1,007,269	1,045,524	1,000,000
C000165214
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,549,039	12,934,183	10,971,322	12,082,500	11,158,599	9,422,818	10,262,815	9,554,606	8,924,052	8,405,286	8,834,554	11,129,126	12,470,892		11,463,126		11,656,799	11,138,967	10,028,133	8,586,736	7,236,847	5,569,611	6,952,896	6,263,242	5,972,081	5,730,370	4,811,413	5,745,271	5,909,859		5,837,888	6,171,012		5,625,855	5,435,514	5,058,757	4,695,735	4,693,143	4,589,804	4,562,507	4,778,933	4,537,254	5,036,343	5,227,620	5,000,000
C000095861
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 12,950	13,981	12,826	12,317	12,032	11,266	11,859	11,429	11,145	10,268	11,584	12,926	15,058		15,708		16,800	16,029	16,063	13,345	11,821	9,340	12,464	11,392	11,796	11,762	10,520	11,214	11,805		13,037	12,936		12,193	11,078	10,413	9,218	10,053	9,372	8,952	8,884	8,598	10,034	9,958	10,000
C000095862
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,328,143	1,433,453	1,314,308	1,261,630	1,230,902	1,152,396	1,211,672	1,167,215	1,136,705	1,046,919	1,180,291	1,316,277	1,532,460		1,597,282		1,707,705	1,628,954	1,631,522	1,354,180	1,199,246	946,728	1,262,589	1,152,714	1,192,554	1,189,146	1,062,225	1,131,847	1,191,195		1,314,130	1,303,108		1,227,480	1,114,836	1,047,321	926,639	1,009,732	940,791	897,913	890,347	860,972	1,004,188	996,650	1,000,000
C000165215
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 6,644,407	7,171,018	6,570,957	6,307,592	6,158,351	5,761,838	6,062,569	5,840,289	5,687,745	5,238,827	5,905,666	6,585,580	7,666,469		7,990,705		8,542,822	8,149,064	8,161,904	6,775,194	5,996,239	4,737,928	6,312,957	5,767,860	5,967,059	5,945,763	5,315,410	5,663,570	5,960,314		6,574,998	6,519,889		6,141,766	5,574,312	5,236,730	4,637,524	5,048,660	4,708,160	4,493,770	4,451,733	4,304,858	5,020,938	4,983,250	5,000,000
C000112440
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 27,858	24,915	23,627	22,871	22,094	19,258	20,511	19,287	17,639	19,373	19,056	28,185	36,515		37,829		39,800	35,589	36,275	30,940	27,372	18,710	20,264	18,067	18,809	17,614	13,969	16,321	16,385		15,523	14,534		13,234	12,266	11,369	9,715	10,471	9,433	9,341	9,828	8,641	10,577	10,254	10,000
C000112441
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,851,497	2,549,228	2,415,285	2,336,494	2,255,555	1,964,747	2,091,528	1,965,463	1,796,422	1,971,909	1,938,162	2,864,681	3,709,593		3,840,445		4,038,834	3,608,991	3,676,528	3,133,420	2,770,411	1,892,434	2,048,613	1,824,897	1,898,766	1,777,059	1,408,421	1,644,799	1,649,724		1,562,489	1,461,888		1,330,332	1,231,841	1,141,792	975,764	1,051,040	946,217	936,368	984,910	865,314	1,058,824	1,025,210	1,000,000
C000174764
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,264,463	12,749,557	12,083,429	11,685,901	11,284,791	9,830,768	10,464,665	9,834,350	8,989,154	9,866,582	9,697,845	14,333,956	18,558,516		19,212,778		20,204,723	18,055,509	18,389,674	15,677,655	13,859,089	9,465,687	10,246,580	9,128,004	9,500,863	8,892,329	7,045,623	8,227,515	8,252,138		7,819,481	7,312,956		6,655,177	6,162,722	5,712,477	4,878,821	5,258,715	4,731,085	4,681,839	4,924,549	4,326,568	5,294,118	5,126,050	5,000,000
C000196927
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 18,648	18,480	15,909	16,223	15,917	13,962	14,925	14,456	13,818	13,541	15,115	18,530	19,087		16,927		17,217	15,892	14,787	12,941	11,937	10,195	12,118	11,408	10,694	10,451	8,867	10,006	9,975		9,390	10,000	$ 10,000
C000196928
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,892,961	1,875,084	1,613,032	1,644,526	1,612,935	1,413,162	1,510,709	1,462,378	1,396,373	1,367,663	1,525,035	1,869,667	1,925,315		1,705,139		1,733,020	1,598,482	1,485,821	1,299,230	1,197,739	1,023,575	1,214,860	1,142,797	1,073,502	1,049,110	889,736	1,002,593	998,508		940,000	1,000,000	1,000,000
C000196929
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,459,632	9,370,224	8,059,895	8,217,349	8,053,838	7,060,478	7,548,221	7,306,561	6,976,529	6,827,557	7,619,763	9,337,551	9,621,126		8,514,971		8,659,665	7,986,989	7,423,695	6,490,762	5,983,322	5,112,523	6,068,938	5,708,651	5,372,526	5,245,419	4,448,569	5,012,835	4,997,538		4,705,000	5,000,000	5,000,000
C000200241
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,913,151	10,963,688	10,361,449	10,633,174	9,766,729	9,069,472	9,653,938	8,833,635	9,177,137	8,408,103	8,951,553	9,941,043	11,043,325		10,816,260		10,690,010	9,598,264	9,537,612	8,150,000	7,300,000	5,855,000	6,455,000	5,475,000	5,825,000	5,475,000	4,760,000	5,800,000	5,240,000	$ 5,000,000
C000200239
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 19,512	21,588	20,419	20,963	19,260	17,896	19,065	17,455	18,142	16,635	17,722	19,691	21,886		21,452		21,220	19,056	18,955	16,200	14,520	11,650	12,860	10,910	11,620	10,930	9,510	11,590	10,480	10,000
C000200240
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,983,643	2,193,748	2,073,301	2,127,646	1,953,333	1,813,882	1,930,775	1,767,741	1,835,415	1,682,635	1,790,299	1,989,221	2,208,650		2,164,263		2,139,013	1,919,653	1,908,533	1,630,000	1,460,000	1,171,000	1,292,000	1,095,000	1,165,000	1,096,000	953,000	1,160,000	1,049,000	1,000,000
C000216733
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 17,543	16,671	14,825	15,180	14,277	12,543	12,402	11,783	11,246	10,718	10,910	14,080	16,900		17,360		16,910	14,490	14,690	12,930	11,540	8,750	10,000
C000216734
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,775,392	1,686,167	1,498,589	1,533,063	1,441,809	1,266,399	1,250,176	1,187,313	1,132,560	1,078,822	1,098,000	1,415,000	1,698,000		1,742,000		1,697,000	1,453,000	1,472,000	1,295,000	1,155,000	875,000	1,000,000
C000216732
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 8,876,962	8,435,902	7,498,017	7,665,315	7,209,046	6,331,996	6,250,882	5,941,633	5,662,802	5,394,111	5,490,000	7,075,000	8,490,000		8,715,000		8,485,000	7,265,000	7,365,000	6,475,000	5,775,000	4,375,000	5,000,000
C000227029
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 9,181	9,772	9,200	8,310	7,810	7,370	7,770	7,610	7,400	6,950	7,920	8,610	10,170		10,370	$ 10,000
C000227030
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 925,486	984,645	926,000	836,000	786,000	741,000	780,000	764,000	743,000	697,000	794,000	862,000	1,017,000		1,037,000	1,000,000
C000227028
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 4,632,431	4,928,225	4,635,000	4,185,000	3,930,000	3,710,000	3,905,000	3,825,000	3,715,000	3,490,000	3,975,000	4,315,000	5,085,000		5,185,000	5,000,000
C000233227
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 13,320	11,510	11,090	10,370	9,030	7,600	7,920	6,790	5,560	5,900	6,190	8,360	10,000	$ 10,000
C000233228
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,345,000	1,161,000	1,118,000	1,044,000	910,000	765,000	796,000	682,000	557,000	591,000	619,000	836,000	1,000,000	1,000,000
C000233226
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 6,710,000	5,795,000	5,580,000	5,210,000	4,540,000	3,815,000	3,975,000	3,405,000	2,785,000	2,955,000	3,095,000	4,180,000	5,000,000	5,000,000
C000196932
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 24,040	22,795	20,697	21,273	20,293	18,218	19,163	17,860	16,188	16,015	16,190	20,834	24,072		22,705		22,589	20,919	20,676	16,811	14,039	10,376	12,728	11,490	11,745	11,105	9,342	11,180	10,740		10,240	10,000
C000198571
Account Value [Line Items]
Line Graph and Table Measure Name	TA Shares
Account Value	$ 24,426	23,147	21,009	21,574	20,571	18,462	19,401	18,064	16,371	16,186	16,349	21,036	24,284		22,890		22,763	21,062	20,809	16,913	14,121	10,427	12,778	11,530	11,776	11,135	9,362	11,200	10,740		10,240	10,000
C000196933
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,443,749	2,315,798	2,102,019	2,158,488	2,058,227	1,847,333	1,941,185	1,807,549	1,637,047	1,618,614	1,636,062	2,103,667	2,428,424		2,289,056		2,276,380	2,107,368	2,080,960	1,690,310	1,411,063	1,041,648	1,277,865	1,152,993	1,177,551	1,112,465	936,233	1,119,000	1,074,000		1,024,000	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463		25,730		25,927	23,342	23,475	19,724	18,033	13,844	17,314	16,006	16,114	15,288	12,781	15,214	14,143		13,710	13,418		12,563	11,933	11,450	10,711	10,663	10,195	10,038	9,980	9,585	10,418	10,538	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,980,278	2,755,904	2,586,699	2,672,579	2,440,788	2,130,834	2,248,283	2,116,345	1,939,183	1,813,992	1,825,915	2,313,386	2,646,299		2,572,980		2,592,683	2,334,234	2,347,504	1,972,374	1,803,337	1,384,404	1,731,370	1,600,547	1,611,400	1,528,816	1,278,050	1,521,380	1,414,256		1,370,969	1,341,793		1,256,287	1,193,247	1,144,987	1,071,138	1,066,278	1,019,465	1,003,779	997,999	958,526	1,041,757	1,053,781	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 14,901,389	13,779,520	12,933,497	13,362,894	12,203,941	10,654,170	11,241,417	10,581,724	9,695,914	9,069,958	9,129,574	11,566,929	13,231,495		12,864,902		12,963,417	11,671,171	11,737,518	9,861,872	9,016,686	6,922,020	8,656,850	8,002,733	8,056,998	7,644,079	6,390,248	7,606,900	7,071,281		6,854,842	6,708,965		6,281,436	5,966,237	5,724,936	5,355,690	5,331,388	5,097,323	5,018,894	4,989,996	4,792,631	5,208,785	5,268,904	5,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 24,677	24,092	22,518	23,509	21,666	19,242	20,655	19,409	18,217	17,397	17,418	21,651	24,688		24,639		25,541	24,087	23,503	18,669	17,070	12,847	16,732	15,132	15,629	15,008	12,613	15,782	14,726		13,955	13,631		12,817	12,117	11,637	10,952	10,675	9,978	9,716	9,981	9,615	10,810	10,744	10,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 2,467,720	2,409,208	2,251,833	2,350,928	2,166,591	1,924,242	2,065,454	1,940,944	1,821,734	1,739,659	1,741,780	2,165,065	2,468,835		2,463,925		2,554,135	2,408,742	2,350,277	1,866,939	1,706,946	1,284,675	1,673,164	1,513,233	1,562,938	1,500,776	1,261,296	1,578,167	1,472,633		1,395,495	1,363,073		1,281,716	1,211,702	1,163,689	1,095,229	1,067,508	997,814	971,591	998,131	961,533	1,080,948	1,074,380	1,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 12,338,599	12,046,041	11,259,164	11,754,641	10,832,955	9,621,212	10,327,272	9,704,718	9,108,667	8,698,293	8,708,899	10,825,326	12,344,176		12,319,625		12,770,675	12,043,710	11,751,386	9,334,694	8,534,728	6,423,376	8,365,819	7,566,166	7,814,690	7,503,881	6,306,482	7,890,835	7,363,163		6,977,476	6,815,363		6,408,580	6,058,509	5,818,443	5,476,143	5,337,542	4,989,072	4,857,952	4,990,655	4,807,663	5,404,739	5,371,900	5,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,985	17,300	16,009	15,857	15,147	13,801	14,342	14,001	13,101	11,464	12,724	14,748	15,597		15,319		15,791	14,971	14,465	12,362	11,635	10,020	13,073	12,002	12,222	11,868	10,758	12,151	12,066		12,390	12,538		11,941	11,248	10,633	9,858	9,983	9,338	9,398	9,434	9,137	10,404	10,349	10,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 1,598,514	1,729,960	1,600,882	1,585,676	1,514,690	1,380,069	1,434,179	1,400,057	1,310,105	1,146,353	1,272,392	1,474,843	1,559,707		1,531,866		1,579,048	1,497,064	1,446,530	1,236,216	1,163,473	1,001,963	1,307,279	1,200,190	1,222,161	1,186,775	1,075,818	1,215,123	1,206,613		1,239,011	1,253,836		1,194,078	1,124,757	1,063,271	985,785	998,311	933,775	939,829	943,379	913,734	1,040,349	1,034,899	1,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 7,992,569	8,649,799	8,004,412	7,928,380	7,573,451	6,900,345	7,170,897	7,000,284	6,550,525	5,731,764	6,361,960	7,374,217	7,798,537		7,659,328		7,895,242	7,485,321	7,232,651	6,181,080	5,817,367	5,009,817	6,536,396	6,000,952	6,110,807	5,933,875	5,379,090	6,075,616	6,033,066		6,195,054	6,269,180		5,970,388	5,623,783	5,316,357	4,928,923	4,991,556	4,668,876	4,699,144	4,716,893	4,568,669	5,201,743	5,174,493	5,000,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 22,838	23,962	20,727	21,598	20,264	17,334	18,456	17,242	16,463	15,144	15,939	19,231	21,616		19,022		19,002	17,761	15,830	14,345	13,171	10,817	15,191	14,761	13,989	13,506	11,666	13,222	12,974		12,377	13,067		12,345	12,076	11,704	11,070	11,049	11,038	10,651	10,227	9,633	9,917	10,512	10,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 2,283,796	2,396,214	2,072,735	2,159,789	2,026,350	1,733,369	1,845,563	1,724,146	1,646,266	1,514,355	1,593,927	1,923,079	2,161,582		1,902,165		1,900,194	1,776,075	1,583,003	1,434,495	1,317,089	1,081,707	1,519,056	1,476,045	1,398,868	1,350,637	1,166,580	1,322,155	1,297,374		1,237,740	1,306,729		1,234,496	1,207,584	1,170,376	1,107,035	1,104,850	1,103,769	1,065,091	1,022,728	963,327	991,743	1,051,243	1,000,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 11,418,978	11,981,069	10,363,674	10,798,946	10,131,749	8,666,842	9,227,814	8,620,728	8,231,328	7,571,775	7,969,636	9,615,393	10,807,911		9,510,823		9,500,971	8,880,375	7,915,015	7,172,476	6,585,444	5,408,536	7,595,280	7,380,226	6,994,341	6,753,187	5,832,898	6,610,775	6,486,870		6,188,698	6,533,646		6,172,479	6,037,922	5,851,881	5,535,176	5,524,250	5,518,843	5,325,452	5,113,638	4,816,634	4,958,715	5,256,216	5,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	15,537	14,290	13,610	13,295	12,326	12,697	12,584	12,105	11,035	12,479	14,092	15,149		15,350		16,702	15,899	15,544	12,986	11,853	10,038	13,139	11,748	12,269	12,195	11,094	11,990	12,123		13,171	12,987		12,088	11,204	10,543	9,460	9,871	9,054	8,994	8,508	8,453	10,295	10,224	10,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,429,280	1,553,685	1,429,038	1,361,000	1,329,512	1,232,573	1,269,715	1,258,427	1,210,539	1,103,474	1,247,885	1,409,240	1,514,904		1,535,037		1,670,191	1,589,942	1,554,414	1,298,632	1,185,334	1,003,827	1,313,892	1,174,820	1,226,904	1,219,509	1,109,375	1,198,997	1,212,263		1,317,103	1,298,702		1,208,811	1,120,372	1,054,273	946,003	987,111	905,386	899,435	850,823	845,250	1,029,489	1,022,394	1,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 7,146,402	7,768,424	7,145,188	6,804,997	6,647,562	6,162,864	6,348,576	6,292,133	6,052,695	5,517,372	6,239,426	7,046,202	7,574,519		7,675,186		8,350,956	7,949,712	7,772,071	6,493,158	5,926,670	5,019,136	6,569,457	5,874,099	6,134,518	6,097,543	5,546,873	5,994,984	6,061,314		6,585,515	6,493,511		6,044,053	5,601,858	5,271,364	4,730,014	4,935,554	4,526,927	4,497,176	4,254,113	4,226,248	5,147,445	5,111,971	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,183	24,425	22,910	22,271	20,584	18,538	19,191	18,075	16,844	15,346	16,469	19,527	20,633		19,342		19,548	18,202	17,406	15,178	14,036	11,774	14,973	13,743	13,746	13,267	11,827	13,556	13,000		12,931	13,056		12,349	11,740	11,259	10,531	10,408	9,884	9,787	9,764	9,296	10,266	10,231	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,418,342	2,442,495	2,290,973	2,227,073	2,058,362	1,853,806	1,919,105	1,807,454	1,684,395	1,534,576	1,646,889	1,952,690	2,063,299		1,934,167		1,954,779	1,820,203	1,740,632	1,517,760	1,403,640	1,177,364	1,497,255	1,374,246	1,374,602	1,326,684	1,182,674	1,355,548	1,299,951		1,293,051	1,305,605		1,234,848	1,174,010	1,125,898	1,053,145	1,040,765	988,364	978,686	976,361	929,611	1,026,626	1,023,066	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,091,712	12,212,476	11,454,865	11,135,365	10,291,810	9,269,031	9,595,525	9,037,269	8,421,975	7,672,879	8,234,445	9,763,451	10,316,496		9,670,835		9,773,897	9,101,016	8,703,161	7,588,801	7,018,201	5,886,819	7,486,276	6,871,229	6,873,010	6,633,418	5,913,372	6,777,740	6,499,754		6,465,255	6,528,027		6,174,239	5,870,048	5,629,489	5,265,722	5,203,826	4,941,819	4,893,431	4,881,803	4,648,053	5,133,131	5,115,328	5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 13,642	14,574	12,586	12,613	12,692	10,979	11,846	11,576	11,306	10,777	12,012	14,500	15,149		13,057		12,960	11,598	10,690	9,617	9,490	8,520	11,709	11,839	11,025	10,917	9,417	10,132	10,054		9,161	10,000	10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,364,235	1,457,357	1,258,600	1,261,332	1,269,216	1,097,895	1,184,594	1,157,564	1,130,548	1,077,740	1,201,166	1,450,035	1,514,874		1,305,721		1,296,029	1,159,811	1,068,989	961,698	948,988	851,962	1,170,867	1,183,854	1,102,511	1,091,679	941,730	1,013,204	1,005,376		916,138	1,000,000	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 6,821,177	7,286,784	6,293,000	6,306,661	6,346,081	5,489,473	5,922,972	5,787,822	5,652,741	5,388,698	6,005,828	7,250,175	7,574,369		6,528,604		6,480,144	5,799,054	5,344,945	4,808,490	4,744,939	4,259,812	5,854,335	5,919,267	5,512,555	5,458,394	4,708,650	5,066,021	5,026,880		4,580,692	5,000,000	5,000,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 9,056,066	10,034,628	9,400,986	9,497,661	8,751,936	8,182,549	8,512,807	8,229,624	8,508,004	7,627,694	8,005,623	8,647,772	9,060,622		8,454,076		8,439,835	7,803,040	7,639,671	6,940,232	6,517,948	5,576,789	6,401,566	5,570,145	5,778,827	5,697,230	5,242,463	5,872,427	5,169,090	5,000,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 18,112	20,069	18,802	18,995	17,504	16,365	17,026	16,459	17,016	15,255	16,011	17,296	18,121		16,908		16,880	15,606	15,279	13,881	13,036	11,154	12,803	11,140	11,558	11,395	10,485	11,745	10,338	10,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 1,811,213	2,006,926	1,880,197	1,899,532	1,750,387	1,636,510	1,702,561	1,645,925	1,701,601	1,525,539	1,601,125	1,729,555	1,812,124		1,690,815		1,687,967	1,560,608	1,527,934	1,388,046	1,303,590	1,115,358	1,280,313	1,114,029	1,155,765	1,139,446	1,048,493	1,174,485	1,033,818	1,000,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 12,124	11,631	10,365	11,001	10,619	9,191	9,858	9,319	8,610	8,286	8,738	11,319	12,977		14,057		14,600	13,852	13,478	11,107	10,018	7,262	10,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 1,212,401	1,163,129	1,036,527	1,100,139	1,061,924	919,086	985,823	931,930	860,953	828,558	873,831	1,131,913	1,297,718		1,405,711		1,459,964	1,385,177	1,347,786	1,110,680	1,001,783	726,226	1,000,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 6,062,004	5,815,646	5,182,632	5,500,693	5,309,620	4,595,430	4,929,116	4,659,651	4,304,766	4,142,789	4,369,154	5,659,565	6,488,588		7,028,555		7,299,820	6,925,884	6,738,932	5,553,400	5,008,915	3,631,131	5,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 9,175	9,974	9,174	8,737	8,535	7,912	8,151	8,078	7,771	7,084	8,011	9,046	9,725		9,854	10,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 917,505	997,365	917,349	873,673	853,461	791,232	815,075	807,828	777,088	708,359	801,061	904,641	972,470		985,394	1,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 4,587,527	4,986,824	4,586,747	4,368,367	4,267,303	3,956,159	4,075,374	4,039,141	3,885,438	3,541,795	4,005,307	4,523,204	4,862,350		4,926,972	5,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 13,698	13,137	12,991	11,665	10,410	8,855	9,436	8,301	6,893	6,517	7,027	8,973	10,000	10,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 1,369,828	1,313,649	1,299,143	1,166,448	1,040,975	885,505	943,614	830,077	689,275	651,674	702,743	897,245	1,000,000	1,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 6,849,142	6,568,244	6,495,713	5,832,238	5,204,873	4,427,523	4,718,072	4,150,382	3,446,376	3,258,369	3,513,714	4,486,225	5,000,000	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		17,255		17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		17,255		17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,476,965	2,418,695	2,284,231	2,190,399	1,981,259	1,773,866	1,833,897	1,686,464	1,568,847	1,458,564	1,533,435	1,827,719	1,915,818		1,725,540		1,715,555	1,580,446	1,488,529	1,327,288	1,218,484	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	31,767	29,904	28,973	26,334	23,498	24,288	22,408	20,907	19,506	20,418	24,512	25,878		23,681		23,705	21,900	20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163		13,633	13,721		12,903	12,339	11,978	11,328	10,870	10,412	10,145	10,048	9,455	10,194	10,180	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,260,361	3,176,709	2,990,431	2,897,256	2,633,405	2,349,748	2,428,776	2,240,841	2,090,721	1,950,626	2,041,783	2,451,154	2,587,747		2,368,050		2,370,461	2,190,009	2,059,307	1,795,673	1,644,276	1,347,463	1,703,486	1,561,436	1,543,493	1,482,772	1,300,183	1,517,171	1,416,276		1,363,263	1,372,105		1,290,332	1,233,925	1,197,806	1,132,749	1,086,993	1,041,204	1,014,517	1,004,787	945,507	1,019,406	1,018,004	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,301,804	15,883,545	14,952,155	14,486,278	13,167,027	11,748,737	12,143,878	11,204,203	10,453,603	9,753,128	10,208,916	12,255,772	12,938,737		11,840,251		11,852,306	10,950,045	10,296,534	8,978,365	8,221,379	6,737,313	8,517,429	7,807,181	7,717,466	7,413,862	6,500,914	7,585,852	7,081,381		6,816,313	6,860,523		6,451,660	6,169,627	5,989,028	5,663,743	5,434,966	5,206,021	5,072,583	5,023,934	4,727,534	5,097,029	5,090,018	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	31,767	29,904	28,973	26,334	23,498	24,288	22,408	20,907	19,506	20,418	24,512	25,878		23,681		23,705	21,900	20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163		13,633	13,721		12,903	12,339	11,978	11,328	10,870	10,412	10,145	10,048	9,455	10,194	10,180	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,260,361	3,176,709	2,990,431	2,897,256	2,633,405	2,349,748	2,428,776	2,240,841	2,090,721	1,950,626	2,041,783	2,451,154	2,587,747		2,368,050		2,370,461	2,190,009	2,059,307	1,795,673	1,644,276	1,347,463	1,703,486	1,561,436	1,543,493	1,482,772	1,300,183	1,517,171	1,416,276		1,363,263	1,372,105		1,290,332	1,233,925	1,197,806	1,132,749	1,086,993	1,041,204	1,014,517	1,004,787	945,507	1,019,406	1,018,004	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,301,804	15,883,545	14,952,155	14,486,278	13,167,027	11,748,737	12,143,878	11,204,203	10,453,603	9,753,128	10,208,916	12,255,772	12,938,737		11,840,251		11,852,306	10,950,045	10,296,534	8,978,365	8,221,379	6,737,313	8,517,429	7,807,181	7,717,466	7,413,862	6,500,914	7,585,852	7,081,381		6,816,313	6,860,523		6,451,660	6,169,627	5,989,028	5,663,743	5,434,966	5,206,021	5,072,583	5,023,934	4,727,534	5,097,029	5,090,018	5,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 16,903	18,331	17,111	16,990	16,127	14,530	15,593	15,298	14,142	12,544	13,811	16,502	18,483		18,097		18,668	17,509	17,442	15,271	13,815	11,504	14,251	12,980	13,099	12,594	11,223	12,855	12,924		13,115	13,197		12,454	11,703	10,888	9,979	10,590	9,972	9,941	9,974	9,476	10,598	10,475	10,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 1,690,315	1,833,144	1,711,115	1,699,032	1,612,731	1,452,989	1,559,343	1,529,816	1,414,155	1,254,445	1,381,141	1,650,171	1,848,284		1,809,689		1,866,836	1,750,899	1,744,217	1,527,097	1,381,525	1,150,408	1,425,067	1,297,966	1,309,932	1,259,369	1,122,312	1,285,534	1,292,347		1,311,455	1,319,708		1,245,389	1,170,249	1,088,828	997,919	1,059,017	997,236	994,136	997,356	947,566	1,059,802	1,047,534	1,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 8,451,574	9,165,722	8,555,576	8,495,160	8,063,653	7,264,947	7,796,714	7,649,078	7,070,777	6,272,223	6,905,703	8,250,855	9,241,422		9,048,443		9,334,181	8,754,493	8,721,086	7,635,484	6,907,626	5,752,039	7,125,336	6,489,829	6,549,660	6,296,844	5,611,559	6,427,670	6,461,734		6,557,273	6,598,539		6,226,945	5,851,243	5,444,140	4,989,597	5,295,084	4,986,182	4,970,677	4,986,780	4,737,830	5,299,009	5,237,668	5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 15,357	16,406	14,168	14,199	14,288	12,359	13,335	13,031	12,727	12,132	13,522	16,324	17,053		14,699		14,590	13,056	12,034	10,826	10,683	9,591	13,181	13,327	12,411	12,289	10,601	11,406	11,318		10,313	11,257		11,142	11,072	10,925	10,851	11,219	11,421	10,723	10,128	9,495	9,331	10,449	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,171	21,206	25,276	26,494		23,863		23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195		13,724	13,829		12,967	12,411	12,040	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,535,761	1,640,591	1,416,844	1,419,920	1,428,796	1,235,934	1,333,534	1,303,106	1,272,693	1,213,245	1,352,189	1,632,349	1,705,340		1,469,890		1,458,979	1,305,634	1,203,394	1,082,613	1,068,305	959,080	1,318,081	1,332,700	1,241,130	1,228,936	1,060,134	1,140,595	1,131,783		1,031,325	1,125,731		1,114,182	1,107,226	1,092,536	1,085,112	1,121,938	1,142,086	1,072,309	1,012,843	949,487	933,115	1,044,849	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,425,395	3,344,814	3,158,865	3,029,104	2,739,884	2,453,080	2,536,097	2,332,212	2,169,559	2,017,049	2,120,588	2,527,553	2,649,385		2,386,251		2,372,442	2,185,599	2,058,488	1,835,507	1,685,043	1,397,874	1,738,605	1,594,027	1,567,408	1,502,733	1,322,271	1,528,986	1,419,529		1,372,403	1,382,900		1,296,736	1,241,129	1,203,948	1,135,092	1,093,282	1,052,731	1,027,503	1,013,838	947,136	1,012,313	1,009,506	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 7,678,807	8,202,955	7,084,222	7,099,601	7,143,978	6,179,668	6,667,670	6,515,528	6,363,464	6,066,222	6,760,945	8,161,744	8,526,699		7,349,449		7,294,896	6,528,172	6,016,968	5,413,065	5,341,523	4,795,401	6,590,404	6,663,500	6,205,651	6,144,681	5,300,672	5,702,975	5,658,913		5,156,625	5,628,653		5,570,909	5,536,130	5,462,681	5,425,560	5,609,690	5,710,430	5,361,547	5,064,213	4,747,436	4,665,574	5,224,247	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,126,976	16,724,067	15,794,323	15,145,520	13,699,420	12,265,402	12,680,486	11,661,062	10,847,792	10,085,243	10,602,942	12,637,764	13,246,925		11,931,253		11,862,209	10,927,993	10,292,438	9,177,537	8,425,213	6,989,368	8,693,027	7,970,136	7,837,040	7,513,663	6,611,353	7,644,929	7,097,646		6,862,014	6,914,502		6,483,682	6,205,643	6,019,740	5,675,458	5,466,409	5,263,655	5,137,516	5,069,192	4,735,678	5,061,565	5,047,528	5,000,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 15,371	16,499	15,186	14,463	14,045	13,038	13,579	13,548	12,994	11,891	13,413	15,388	17,071		17,327		19,245	18,298	18,064	15,416	13,510	11,005	13,816	12,199	12,473	12,463	11,178	12,183	12,874		13,869	13,704		12,669	11,571	10,660	9,471	10,219	9,345	9,214	8,949	8,706	10,447	10,410	10,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 1,537,055	1,649,920	1,518,574	1,446,277	1,404,479	1,303,803	1,357,944	1,354,836	1,299,414	1,189,086	1,341,305	1,538,809	1,707,057		1,732,708		1,924,484	1,829,822	1,806,370	1,541,582	1,351,011	1,100,507	1,381,576	1,219,901	1,247,259	1,246,328	1,117,763	1,218,258	1,287,374		1,386,911	1,370,428		1,266,907	1,157,083	1,065,991	947,069	1,021,917	934,464	921,397	894,852	870,566	1,044,711	1,040,954	1,000,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 7,685,273	8,249,599	7,592,871	7,231,384	7,022,396	6,519,013	6,789,720	6,774,181	6,497,068	5,945,432	6,706,525	7,694,044	8,535,286		8,663,541		9,622,421	9,149,112	9,031,852	7,707,909	6,755,056	5,502,537	6,907,879	6,099,505	6,236,293	6,231,642	5,588,814	6,091,287	6,436,872		6,934,557	6,852,141		6,334,537	5,785,413	5,329,957	4,735,343	5,109,583	4,672,320	4,606,986	4,474,260	4,352,832	5,223,556	5,204,770	5,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 30,726	29,935	28,765	27,084	24,734	21,939	23,068	21,125	18,566	17,635	18,746	23,478	26,006		24,316		24,494	22,271	22,208	19,638	17,534	14,011	16,623	15,081	15,041	14,338	12,525	14,675	14,036		13,725	13,633		12,790	12,094	11,439	10,487	10,738	10,199	10,124	10,155	9,583	10,483	10,436	10,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 3,072,564	2,993,522	2,876,462	2,708,441	2,473,376	2,193,855	2,306,769	2,112,504	1,856,618	1,763,466	1,874,622	2,347,813	2,600,606		2,431,611		2,449,363	2,227,076	2,220,797	1,963,747	1,753,378	1,401,080	1,662,300	1,508,079	1,504,052	1,433,789	1,252,455	1,467,542	1,403,548		1,372,467	1,363,302		1,279,016	1,209,349	1,143,944	1,048,686	1,073,841	1,019,945	1,012,431	1,015,498	958,298	1,048,313	1,043,566	1,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 15,362,818	14,967,609	14,382,308	13,542,206	12,366,878	10,969,273	11,533,847	10,562,520	9,283,088	8,817,329	9,373,107	11,739,064	13,003,027		12,158,055		12,246,814	11,135,380	11,103,985	9,818,736	8,766,888	7,005,397	8,311,497	7,540,397	7,520,259	7,168,947	6,262,276	7,337,708	7,017,742		6,862,334	6,816,511		$ 6,395,078	$ 6,046,746	$ 5,719,718	$ 5,243,427	$ 5,369,203	$ 5,099,723	$ 5,062,154	$ 5,077,488	$ 4,791,492	$ 5,241,564	$ 5,217,831	$ 5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		17,255		17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,476,965	2,418,695	2,284,231	2,190,399	1,981,259	1,773,866	1,833,897	1,686,464	1,568,847	1,458,564	1,533,435	1,827,719	1,915,818		1,725,540		1,715,555	1,580,446	1,488,529	1,327,288	1,218,484	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,384,823	12,093,472	11,421,157	10,951,997	9,906,295	8,869,331	9,169,486	8,432,322	7,844,233	7,292,820	7,667,177	9,138,593	9,579,089		8,627,702		8,577,775	7,902,227	7,442,646	6,636,441	6,092,422	5,054,137	6,286,083	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435		4,962,045	5,000,000	$ 5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 11,912,669	11,607,023	10,926,402	10,585,959	9,621,907	8,585,480	8,874,232	8,187,558	7,639,051	7,127,174	7,460,244	8,956,000	9,455,082		8,652,355		8,661,164	8,001,830	7,524,271	6,561,009	6,007,836	4,923,344	6,224,177	5,705,158	5,639,598	5,417,737	4,750,593	5,543,420	5,174,774	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 23,825	23,214	21,853	21,172	19,244	17,171	17,749	16,375	15,278	14,254	14,921	17,912	18,910		17,305		17,322	16,004	15,049	13,122	12,016	9,847	12,448	11,410	11,279	10,836	9,501	11,087	10,350	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 2,382,534	2,321,405	2,185,281	2,117,192	1,924,381	1,717,096	1,774,847	1,637,512	1,527,810	1,425,435	1,492,049	1,791,200	1,891,016		1,730,471		1,732,233	1,600,366	1,504,854	1,312,202	1,201,567	984,669	1,244,835	1,141,032	1,127,920	1,083,547	950,119	1,108,684	1,034,955	$ 1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 16,152	16,313	15,301	14,874	13,748	12,381	12,818	12,072	11,250	10,249	10,999	13,042	13,781		12,918		13,056	12,157	11,626	10,137	9,375	7,864	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 19,702	19,239	18,169	17,423	15,759	14,110	14,587	13,414	12,479	11,602	12,197	14,538	15,239		13,725		13,646	12,571	11,840	10,557	9,692	8,040	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,615,184	1,631,315	1,530,115	1,487,437	1,374,757	1,238,136	1,281,749	1,207,178	1,124,989	1,024,926	1,099,939	1,304,180	1,378,054		1,291,808		1,305,575	1,215,693	1,162,549	1,013,695	937,476	786,348	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,970,197	1,923,849	1,816,896	1,742,261	1,575,909	1,410,947	1,458,696	1,341,427	1,247,873	1,160,153	1,219,707	1,453,782	1,523,856		1,372,508		1,364,566	1,257,099	1,183,988	1,055,735	969,192	804,020	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 8,075,919	8,156,576	7,650,576	7,437,186	6,873,784	6,190,682	6,408,744	6,035,890	5,624,942	5,124,630	5,499,693	6,520,899	6,890,272		6,459,042		6,527,876	6,078,466	5,812,744	5,068,475	4,687,378	3,931,741	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 9,850,985	9,619,243	9,084,478	8,711,304	7,879,545	7,054,736	7,293,481	6,707,135	6,239,364	5,800,766	6,098,533	7,268,909	7,619,282		6,862,542		6,822,830	6,285,494	5,919,939	5,278,677	4,845,960	4,020,100	5,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 9,227	9,985	9,045	8,437	8,242	7,744	8,012	8,114	7,776	6,984	8,105	8,907	9,681		9,802	10,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 13,773	15,532	14,477	13,136	12,384	11,068	10,775	9,600	10,251	10,052	9,439	10,930	11,137		11,161	10,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 8,339	9,403	9,045	8,437	8,242	7,744	8,012	8,114	7,776	6,984	8,105	8,907	9,681		9,802	10,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 922,710	998,526	904,471	843,736	824,153	774,378	801,165	811,394	777,637	698,364	810,486	890,688	968,072		980,151	1,000,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 1,377,300	1,553,148	1,447,657	1,313,579	1,238,411	1,106,755	1,077,475	960,028	1,025,130	1,005,189	943,874	1,093,024	1,113,713		1,116,111	1,000,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 833,865	940,329	904,471	843,736	824,153	774,378	801,165	811,394	777,637	698,364	810,486	890,688	968,072		980,151	1,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 4,613,548	4,992,630	4,522,355	4,218,678	4,120,765	3,871,891	4,005,826	4,056,971	3,888,184	3,491,818	4,052,428	4,453,442	4,840,361		4,900,757	5,000,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 6,886,502	7,765,742	7,238,285	6,567,894	6,192,057	5,533,774	5,387,372	4,800,140	5,125,650	5,025,946	4,719,371	5,465,117	5,568,563		5,580,554	5,000,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 4,169,323	4,701,644	4,522,355	4,218,678	4,120,765	3,871,891	4,005,826	4,056,971	3,888,184	3,491,818	4,052,428	4,453,442	4,840,361		4,900,757	$ 5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,721	11,838	11,103	10,794	9,976	8,985	9,301	8,760	8,164	7,438	7,982	9,464	10,000	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,929	12,625	11,923	11,433	10,342	9,259	9,572	8,803	8,189	7,613	8,004	9,540	10,000	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,172,076	1,183,781	1,110,345	1,079,375	997,607	898,467	930,115	876,002	816,360	743,749	798,182	946,392	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,292,902	1,262,487	1,192,301	1,143,324	1,034,159	925,906	957,240	880,284	818,891	761,327	800,408	954,015	1,000,000	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 5,860,378	5,918,907	5,551,723	5,396,874	4,988,036	4,492,335	4,650,574	4,380,009	4,081,800	3,718,743	3,990,912	4,731,961	5,000,000	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 6,464,510	6,312,434	5,961,505	5,716,617	5,170,792	4,629,528	4,786,200	4,401,422	4,094,457	3,806,636	4,002,039	4,770,075	5,000,000	$ 5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 18,523	18,708	17,547	17,058	15,766	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,529	10,161	9,058	10,383	9,957		9,904	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 18,523	18,708	17,547	17,058	15,766	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,529	10,161	9,058	10,383	9,957		9,904	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,852,277	$ 1,870,776	$ 1,754,721	$ 1,705,778	$ 1,576,558	$ 1,419,882	$ 1,469,897	$ 1,384,380	$ 1,290,126	$ 1,175,375	$ 1,261,399	$ 1,495,621	$ 1,580,339		$ 1,481,433		$ 1,497,221	$ 1,394,145	$ 1,333,199	$ 1,162,495	$ 1,075,088	$ 901,776	$ 1,146,790	$ 1,052,574	$ 1,052,846	$ 1,016,144	$ 905,844	$ 1,038,253	$ 995,669		$ 990,384	$ 1,000,000